    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-206677-12

    Central Index Key Number of Issuing entity:  0001688957

    Wells Fargo Commercial Mortgage Trust 2016-C37

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-206677

    Central Index Key Number of depositor:  0000850779

    Wells Fargo Commercial Mortgage Securities, Inc.

    (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000312070

    Barclays Bank PLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

    Ladder Capital Finance LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

    Wells Fargo Bank, National Association

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001624053

    Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

    Rialto Mortgage Finance, LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541214

    C-III Commercial Mortgage LLC

    (Exact name of Sponsor as specified in its charter)

    Anthony Sfarra  (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Depositor)

   /s/   Anthony Sfarra

   Anthony Sfarra, President

   Dated :  February 22, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document